Section 382 Rights Plan (Details)	Aug. 14, 2020 Vote $ / shares shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Sep. 01, 2020 $ / shares
Section 382 Rights Plan
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Section 382 Rights Plan
Section 382 Rights Plan
Rights per share distributed as dividend	1
Number of preferred stock purchase right for each common stockholder	1
Section 382 Rights Plan | Series A-1 Junior Participating Preferred Stock
Section 382 Rights Plan
Number of common stock eligible for each warrant become exercisable	1.001
Purchase price per right (in dollars per share) | $ / shares	$ 1.2
Number of votes for fractional share | Vote	1